Financing Liabilities - Interest Rate Range and Payment Due Date for Financing Liabilities Presented in Non-current Liabilities (Including Reclassification to Current Liabilities) (Detail) - Non-current liabilities [member]
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Loans [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.14%	0.14%
Payment due	2026	2025
Loans [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	11.82%	13.30%
Payment due	2046	2046
Medium-term notes [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.30%	0.30%
Payment due	2026	2025
Medium-term notes [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	5.85%	5.85%
Payment due	2036	2035
Corporate bonds [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.09%	0.09%
Payment due	2026	2025
Corporate bonds [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	5.34%	2.97%
Payment due	2036	2032
Asset-backed securities [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.36%	0.11%
Payment due	2026	2025
Asset-backed securities [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	5.67%	5.87%
Payment due	2030	2029